United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4577

(Investment Company Act File Number)

Federated Income Securities Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 04/30/2019

Date of Reporting Period: Quarter ended 07/31/2018

Item 1.	Schedule of Investments

Federated Intermediate Corporate Bond Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—97.4%
		Basic Industry - Chemicals—0.3%
$350,000		FMC Corp., Sr. Unsecd. Note, 3.95%, 2/1/2022	$351,382
		Basic Industry - Metals & Mining—2.7%
240,000		Carpenter Technology Corp., Sr. Unsecd. Note, 4.45%, 3/1/2023	239,821
810,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	826,472
580,000		Gerdau S.A., Company Guarantee, Series 144A, 5.75%, 1/30/2021	603,206
440,000		Newcrest Finance Property Ltd., Sr. Unsecd. Note, Series 144A, 4.20%, 10/1/2022	439,656
1,000,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,019,511
600,000		Worthington Industries, Inc., Sr. Unsecd. Note, 6.50%, 4/15/2020	628,527
		TOTAL	3,757,193
		Basic Industry - Paper—0.7%
750,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	785,743
177,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 3/15/2032	224,779
		TOTAL	1,010,522
		Capital Goods - Aerospace & Defense—2.4%
300,000		Airbus Group SE, Sr. Unsecd. Note, Series 144A, 3.15%, 4/10/2027	288,310
270,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 2.85%, 12/15/2020	266,464
280,000		BAE Systems Holdings, Inc., Sr. Unsecd. Note, Series 144A, 3.85%, 12/15/2025	277,402
430,000		Embraer Netherlands BV, Sr. Unsecd. Note, 5.05%, 6/15/2025	435,375
410,000		Huntington Ingalls Industries, Inc., Sr. Unsecd. Note, 3.483%, 12/1/2027	389,766
500,000		Lockheed Martin Corp., Sr. Unsecd. Note, 3.10%, 1/15/2023	493,804
300,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.55%, 10/15/2022	289,581
950,000	[1]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 4.078%, (3-month USLIBOR +1.735%), 2/15/2042	862,125
		TOTAL	3,302,827
		Capital Goods - Building Materials—1.0%
800,000		Allegion US Holdings Co., Inc., Sr. Unsecd. Note, 3.20%, 10/1/2024	754,664
300,000		Masco Corp., Sr. Unsecd. Note, 3.50%, 11/15/2027	276,895
228,000		Masco Corp., Sr. Unsecd. Note, 5.95%, 3/15/2022	243,169
81,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	85,468
		TOTAL	1,360,196
		Capital Goods - Construction Machinery—0.6%
500,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 4/5/2022	504,375
300,000		CNH Industrial NV, Sr. Unsecd. Note, Series MTN, 3.85%, 11/15/2027	282,325
		TOTAL	786,700
		Capital Goods - Diversified Manufacturing—1.6%
250,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	238,317
287,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	298,428
600,000		Lennox International, Inc., Sr. Unsecd. Note, 3.00%, 11/15/2023	568,816
350,000		Parker-Hannifin Corp., Sr. Unsecd. Note, 3.25%, 3/1/2027	337,920
577,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.00%, 12/15/2020	572,647
210,000		Roper Technologies, Inc., Sr. Unsecd. Note, 3.80%, 12/15/2026	203,643
		TOTAL	2,219,771
		Capital Goods - Packaging—0.4%
500,000		WestRock Co., Sr. Unsecd. Note, Series 144A, 3.75%, 3/15/2025	490,455
		Communications - Cable & Satellite—1.8%
260,000		CCO Safari II LLC, 3.579%, 7/23/2020	260,500
1

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Communications - Cable & Satellite—continued
$190,000	CCO Safari II LLC, 4.464%, 7/23/2022	$193,234
600,000	CCO Safari II LLC, 4.908%, 7/23/2025	612,125
350,000	Comcast Corp., Sr. Unsecd. Note, 1.625%, 1/15/2022	328,503
490,000	Comcast Corp., Sr. Unsecd. Note, 2.75%, 3/1/2023	473,569
570,000	NBCUniversal Media LLC, Sr. Unsecd. Note, 2.875%, 1/15/2023	553,568
	TOTAL	2,421,499
	Communications - Media & Entertainment—1.8%
30,000	21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	30,505
1,065,000	British Sky Broadcasting Group PLC, Series 144A, 3.75%, 9/16/2024	1,056,672
750,000	CBS Corp., 3.70%, 8/15/2024	729,396
500,000	Discovery Communications LLC, Sr. Unsecd. Note, 2.95%, 3/20/2023	479,739
250,000	Discovery Communications LLC, Sr. Unsecd. Note, 3.95%, 3/20/2028	240,204
	TOTAL	2,536,516
	Communications - Telecom Wireless—0.6%
500,000	American Tower Corp., Sr. Unsecd. Note, 3.50%, 1/31/2023	492,677
300,000	Crown Castle International Corp., Sr. Unsecd. Note, 2.25%, 9/1/2021	287,842
	TOTAL	780,519
	Communications - Telecom Wirelines—2.4%
600,000	AT&T, Inc., Sr. Unsecd. Note, 2.45%, 6/30/2020	592,173
370,000	AT&T, Inc., Sr. Unsecd. Note, 5.00%, 3/1/2021	384,050
200,000	AT&T, Inc., Sr. Unsecd. Note, 5.15%, 3/15/2042	194,658
660,000	CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	675,675
485,000	Telefonica Emisiones SAU, Company Guarantee, 5.462%, 2/16/2021	508,211
220,000	Telefonica SA, Company Guarantee, 7.045%, 6/20/2036	270,051
580,000	Verizon Communications, Inc., Sr. Unsecd. Note, 5.15%, 9/15/2023	621,332
	TOTAL	3,246,150
	Consumer Cyclical - Automotive—2.4%
600,000	American Honda Finance Corp., Sr. Unsecd. Note, Series MTN, 2.00%, 2/14/2020	590,991
250,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.30%, 1/6/2020	246,495
500,000	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 3.25%, 8/1/2024	487,403
250,000	Ford Motor Co., Sr. Unsecd. Note, 4.346%, 12/8/2026	240,895
375,000	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.336%, 3/18/2021	371,414
700,000	General Motors Co., Sr. Unsecd. Note, 4.00%, 4/1/2025	682,086
250,000	General Motors Financial Co., Inc., Sr. Unsecd. Note, 4.00%, 1/15/2025	243,198
440,000	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	433,253
	TOTAL	3,295,735
	Consumer Cyclical - Leisure—1.2%
1,600,000	Football Trust V, Pass Thru Cert., 5.35%, 10/5/2020	1,661,405
	Consumer Cyclical - Lodging—0.3%
450,000	Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	466,313
	Consumer Cyclical - Retailers—1.7%
211,651	CVS Health Corp., Pass Thru Cert., Series 144A, 5.298%, 1/11/2027	217,059
330,000	CVS Health Corp., Sr. Unsecd. Note, 3.70%, 3/9/2023	328,278
690,000	CVS Health Corp., Sr. Unsecd. Note, 4.30%, 3/25/2028	688,733
300,000	Dollar Tree, Inc., Sr. Unsecd. Note, 3.70%, 5/15/2023	297,520
500,000	Home Depot, Inc., Sr. Unsecd. Note, 2.125%, 9/15/2026	449,012
375,000	WalMart, Inc., Sr. Unsecd. Note, 3.40%, 6/26/2023	377,147
	TOTAL	2,357,749
2

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Cyclical - Services—2.3%
$500,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.40%, 12/6/2027	$469,704
500,000	Amazon.com, Inc., Sr. Unsecd. Note, 2.40%, 2/22/2023	482,252
170,000	Amazon.com, Inc., Sr. Unsecd. Note, 3.15%, 8/22/2027	163,968
500,000	Cintas Corp. No. 2, Sr. Unsecd. Note, 3.70%, 4/1/2027	494,479
500,000	Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	523,854
230,000	IHS Markit Ltd., Sr. Unsecd. Note, 4.125%, 8/1/2023	230,129
500,000	Visa, Inc., Sr. Unsecd. Note, 2.80%, 12/14/2022	491,217
280,000	Visa, Inc., Sr. Unsecd. Note, 3.15%, 12/14/2025	272,443
	TOTAL	3,128,046
	Consumer Non-Cyclical - Food/Beverage—8.4%
750,000	Anheuser-Busch InBev Finance, Inc., 2.65%, 2/1/2021	741,250
600,000	Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/2026	590,162
500,000	Anheuser-Busch InBev Finance, Inc., Sr. Unsecd. Note, 3.30%, 2/1/2023	496,569
750,000	Coca-Cola Femsa S.A.B. de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	756,665
750,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.077%, 11/2/2021	715,975
340,000	Danone SA, Sr. Unsecd. Note, Series 144A, 2.947%, 11/2/2026	314,597
380,000	Flowers Foods, Inc., Sr. Unsecd. Note, 3.50%, 10/1/2026	355,336
280,000	General Mills, Inc., Sr. Unsecd. Note, 3.70%, 10/17/2023	279,521
500,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 3.875%, 6/27/2024	495,972
750,000	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	769,544
770,000	Heineken NV, Sr. Unsecd. Note, Series 144A, 3.50%, 1/29/2028	745,194
600,000	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	586,145
500,000	Maple Escrow Subsidiary, Sr. Unsecd. Note, Series 144A, 4.057%, 5/25/2023	504,026
360,000	Maple Escrow Subsidiary, Sr. Unsecd. Note, Series 144A, 4.417%, 5/25/2025	366,580
410,000	McCormick & Co., Inc., Sr. Unsecd. Note, 2.70%, 8/15/2022	396,578
500,000	McCormick & Co., Inc., Sr. Unsecd. Note, 3.15%, 8/15/2024	480,518
850,000	Mead Johnson Nutrition Co., Sr. Unsecd. Note, 3.00%, 11/15/2020	847,625
520,000	Mondelez International Holdings Netherlands BV, Sr. Unsecd. Note, Series 144A, 2.00%, 10/28/2021	496,432
500,000	PepsiCo, Inc., 2.75%, 4/30/2025	479,585
140,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.65%, 10/3/2021	133,397
730,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 3.35%, 2/1/2022	704,873
60,000	Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 2/1/2027	57,465
350,000	Tyson Foods, Inc., 3.95%, 8/15/2024	350,142
	TOTAL	11,664,151
	Consumer Non-Cyclical - Health Care—1.3%
430,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.20%, 10/1/2022	420,575
560,000	Agilent Technologies, Inc., Sr. Unsecd. Note, 3.875%, 7/15/2023	559,533
290,000	Becton Dickinson & Co., Sr. Unsecd. Note, 2.404%, 6/5/2020	285,240
250,000	Becton Dickinson & Co., Sr. Unsecd. Note, 3.734%, 12/15/2024	245,464
280,000	Becton Dickinson & Co., Sr. Unsecd. Note, 4.685%, 12/15/2044	275,578
	TOTAL	1,786,390
	Consumer Non-Cyclical - Pharmaceuticals—5.1%
300,000	Abbott Laboratories, Sr. Unsecd. Note, 3.40%, 11/30/2023	297,363
900,000	Abbott Laboratories, Sr. Unsecd. Note, 3.75%, 11/30/2026	895,140
67,000	Actavis Funding SCS, Sr. Unsecd. Note, 4.75%, 3/15/2045	66,478
605,000	AstraZeneca PLC, Sr. Unsecd. Note, 2.375%, 6/12/2022	582,281
350,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.875%, 12/15/2023	351,757
200,000	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 12/15/2025	202,495
500,000	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	496,412
3

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Consumer Non-Cyclical - Pharmaceuticals—continued
$1,260,000	Bio-Rad Laboratories, Inc., Sr. Unsecd. Note, 4.875%, 12/15/2020	$1,294,602
250,000	Celgene Corp., Sr. Unsecd. Note, 2.875%, 8/15/2020	248,143
340,000	Celgene Corp., Sr. Unsecd. Note, 3.875%, 8/15/2025	335,569
200,000	Celgene Corp., Sr. Unsecd. Note, 5.00%, 8/15/2045	201,673
750,000	Gilead Sciences, Inc., Sr. Unsecd. Note, 2.50%, 9/1/2023	713,575
900,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 2.20%, 7/21/2021	839,700
600,000	Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 3.15%, 10/1/2026	510,247
	TOTAL	7,035,435
	Consumer Non-Cyclical - Products—0.5%
750,000	Reckitt Benckiser Treasury Services PLC, Sr. Unsecd. Note, Series 144A, 2.375%, 6/24/2022	718,351
	Consumer Non-Cyclical - Supermarkets—0.5%
300,000	Kroger Co., Sr. Unsecd. Note, 2.60%, 2/1/2021	294,073
500,000	Kroger Co., Sr. Unsecd. Note, 2.65%, 10/15/2026	446,498
	TOTAL	740,571
	Consumer Non-Cyclical - Tobacco—0.6%
500,000	Bat Capital Corp., Sr. Unsecd. Note, Series 144A, 2.297%, 8/14/2020	490,586
270,000	Reynolds American, Inc., Sr. Unsecd. Note, 7.00%, 8/4/2041	329,196
	TOTAL	819,782
	Energy - Independent—1.4%
300,000	Anadarko Petroleum Corp., Sr. Unsecd. Note, 3.45%, 7/15/2024	291,463
239,000	Apache Corp., Sr. Unsecd. Note, 3.25%, 4/15/2022	236,247
445,000	Canadian Natural Resources Ltd., Sr. Unsecd. Note, 3.80%, 4/15/2024	441,332
500,000	Cimarex Energy Co., Sr. Unsecd. Note, 3.90%, 5/15/2027	482,159
525,000	Marathon Oil Corp., Sr. Unsecd. Note, 3.85%, 6/1/2025	516,169
	TOTAL	1,967,370
	Energy - Integrated—1.6%
500,000	BP Capital Markets PLC, Sr. Unsecd. Note, 2.315%, 2/13/2020	495,101
700,000	Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	705,103
620,000	Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	602,046
400,000	Shell International Finance B.V., Sr. Unsecd. Note, 2.875%, 5/10/2026	381,923
	TOTAL	2,184,173
	Energy - Midstream—3.6%
250,000	Andeavor Logistics LP, Sr. Unsecd. Note, 3.50%, 12/1/2022	245,943
400,000	Columbia Pipeline Group, Inc., 3.30%, 6/1/2020	398,530
210,000	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, 4.50%, 6/1/2025	210,918
645,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	660,981
190,000	Energy Transfer Partners LP, Sr. Unsecd. Note, Series 5Y, 4.20%, 9/15/2023	190,497
500,000	Enterprise Products Operating LLC, 3.90%, 2/15/2024	504,944
300,000	Kinder Morgan, Inc., Sr. Unsecd. Note, 4.30%, 3/1/2028	297,990
350,000	MPLX LP, Sr. Unsecd. Note, 3.375%, 3/15/2023	343,155
395,000	MPLX LP, Sr. Unsecd. Note, 4.125%, 3/1/2027	388,218
345,000	ONEOK, Inc., Sr. Unsecd. Note, 4.00%, 7/13/2027	339,808
705,000	Texas Eastern Transmission LP, Sr. Unsecd. Note, Series 144A, 2.80%, 10/15/2022	675,898
450,000	Williams Partners LP, 5.25%, 3/15/2020	463,465
300,000	Williams Partners LP, Sr. Unsecd. Note, 3.75%, 6/15/2027	289,817
	TOTAL	5,010,164
4

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Energy - Oil Field Services—0.7%
$100,000		Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	$101,000
500,000		Nabors Industries, Inc., Sr. Unsecd. Note, 5.50%, 1/15/2023	486,250
300,000		Schlumberger Holdings Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 12/21/2020	298,527
55,000		Weatherford International Ltd., Sr. Unsecd. Note, 5.95%, 4/15/2042	41,112
		TOTAL	926,889
		Financial Institution - Banking—19.8%
715,000		Associated Banc-Corp., Sub. Note, 4.25%, 1/15/2025	713,614
245,000		BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.75%, 4/1/2022	239,386
1,375,000		Bank of America Corp., Sr. Unsecd. Note, 3.366%, 1/23/2026	1,328,847
500,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.248%, 10/21/2027	467,278
490,000		Bank of America Corp., Sr. Unsecd. Note, Series MTN, 3.824%, 1/20/2028	477,809
200,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.661%, 5/16/2023	193,767
400,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 3.25%, 9/11/2024	391,142
600,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.05%, 3/9/2022	587,398
500,000		Citigroup, Inc., 4.125%, 7/25/2028	480,571
250,000		Citigroup, Inc., Sr. Unsecd. Note, 2.876%, 7/24/2023	241,920
750,000		Citigroup, Inc., Sr. Unsecd. Note, 3.142%, 1/24/2023	735,367
500,000		Citigroup, Inc., Sr. Unsecd. Note, 3.20%, 10/21/2026	468,738
610,000		Citigroup, Inc., Sr. Unsecd. Note, 4.50%, 1/14/2022	626,736
1,230,000		Citizens Financial Group, Inc., Sub. Note, Series 144A, 4.15%, 9/28/2022	1,234,755
635,000		Comerica, Inc., 3.80%, 7/22/2026	615,126
500,000		Compass Bank, Birmingham, Sr. Unsecd. Note, 3.50%, 6/11/2021	498,639
250,000		Compass Bank, Birmingham, Sub. Note, Series BKNT, 3.875%, 4/10/2025	241,624
690,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.35%, 11/15/2021	666,430
750,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 2.60%, 12/27/2020	739,106
800,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.50%, 11/16/2026	760,332
250,000		Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.75%, 2/25/2026	243,287
500,000		Goldman Sachs Group, Inc., Sub. Note, 4.25%, 10/21/2025	497,287
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 2.35%, 3/5/2020	494,273
500,000		HSBC USA, Inc., Sr. Unsecd. Note, 3.50%, 6/23/2024	491,425
250,000		Huntington Bancshares, Inc., Sr. Unsecd. Note, 2.30%, 1/14/2022	239,796
407,000		Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	438,034
250,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 3.782%, 2/1/2028	243,518
500,000		JPMorgan Chase & Co., Sr. Unsecd. Note, 4.25%, 10/15/2020	510,279
1,000,000		JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	978,397
1,500,000		JPMorgan Chase & Co., Sub. Note, 3.875%, 9/10/2024	1,487,151
300,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.00%, 2/10/2025	286,343
360,000		MUFG Americas Holdings Corp., Sr. Unsecd. Note, 3.50%, 6/18/2022	358,927
1,165,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.940%, (3-month USLIBOR +0.640%), 12/1/2021	1,164,309
1,500,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 3.70%, 10/23/2024	1,484,513
1,400,000		Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 5.50%, 7/24/2020	1,458,676
500,000		Morgan Stanley, Sub. Note, 5.00%, 11/24/2025	520,507
500,000		PNC Bank, N.A., Sub. Note, Series BKNT, 2.70%, 11/1/2022	481,376
743,442	[2]	Regional Diversified Funding, Series 144A, 9.25%, 3/15/2030	453,373
890,000		Regions Financial Corp., Sr. Unsecd. Note, 3.20%, 2/8/2021	885,515
750,000		State Street Corp., Sr. Unsecd. Note, 3.30%, 12/16/2024	738,981
220,000		SunTrust Bank, Inc., Sub. Note, 3.30%, 5/15/2026	207,492
5

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - Banking—continued
$250,000	U.S. Bancorp, Sr. Unsecd. Note, Series V, 2.625%, 1/24/2022	$244,408
250,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 2.55%, 12/7/2020	245,957
1,000,000	Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 3.584%, 5/22/2028	959,934
500,000	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.60%, 1/15/2021	491,843
	TOTAL	27,314,186
	Financial Institution - Broker/Asset Mgr/Exchange—2.6%
400,000	Eaton Vance Corp., Sr. Unsecd. Note, 3.625%, 6/15/2023	401,518
900,000	FMR LLC, Bond, Series 144A, 7.57%, 6/15/2029	1,167,858
220,000	Invesco Finance PLC, Sr. Unsecd. Note, 3.75%, 1/15/2026	217,821
250,000	Jefferies Group LLC, Sr. Unsecd. Note, 6.50%, 1/20/2043	257,665
400,000	Stifel Financial Corp., 4.25%, 7/18/2024	396,932
150,000	Stifel Financial Corp., Sr. Unsecd. Note, 3.50%, 12/1/2020	149,514
500,000	TD Ameritrade Holding Corp., Sr. Unsecd. Note, 3.30%, 4/1/2027	480,186
465,000	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	464,839
	TOTAL	3,536,333
	Financial Institution - Finance Companies—2.8%
937,000	Discover Bank, Sub. Note, Series BKNT, 8.70%, 11/18/2019	996,385
500,000	Discover Financial Services, Sr. Unsecd. Note, 3.85%, 11/21/2022	497,428
894,000	GE Capital International Funding Co., Sr. Unsecd. Note, 2.342%, 11/15/2020	875,522
500,000	GE Capital International Funding, Inc., Sr. Unsecd. Note, 4.418%, 11/15/2035	487,338
950,000	Macquarie Group Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 1/14/2020	984,005
	TOTAL	3,840,678
	Financial Institution - Insurance - Health—0.5%
250,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 2.70%, 7/15/2020	248,858
405,000	UnitedHealth Group, Inc., Sr. Unsecd. Note, 3.75%, 7/15/2025	406,788
	TOTAL	655,646
	Financial Institution - Insurance - Life—2.3%
700,000	American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	749,299
240,000	Lincoln National Corp., Sr. Unsecd. Note, 4.20%, 3/15/2022	245,043
148,000	Massachusetts Mutual Life Insurance Co., Sub. Note, Series 144A, 8.875%, 6/1/2039	230,450
280,000	MetLife, Inc., Jr. Sub. Note, 10.75%, 8/1/2039	430,850
500,000	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	490,454
300,000	Penn Mutual Life Insurance Co., Sr. Note, Series 144A, 7.625%, 6/15/2040	401,328
275,000	Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	269,122
280,000	Prudential Financial, Inc., Sr. Note, Series MTND, 7.375%, 6/15/2019	290,988
	TOTAL	3,107,534
	Financial Institution - Insurance - P&C—1.3%
200,000	Berkshire Hathaway, Inc., Sr. Unsecd. Note, 2.20%, 3/15/2021	196,587
250,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 2.70%, 3/13/2023	241,644
300,000	Chubb INA Holdings, Inc., Sr. Unsecd. Note, 3.35%, 5/15/2024	296,169
220,000	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	229,113
270,000	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	273,855
400,000	Nationwide Mutual Insurance Co., Sub. Note, Series 144A, 9.375%, 8/15/2039	623,521
	TOTAL	1,860,889
	Financial Institution - REIT - Apartment—0.8%
395,000	Avalonbay Communities, Inc., Sr. Unsecd. Note, Series MTN, 3.35%, 5/15/2027	379,766
500,000	Post Apartment Homes LP, Sr. Unsecd. Note, 3.375%, 12/1/2022	492,014
270,000	UDR, Inc., Company Guarantee, Series 0001, 4.625%, 1/10/2022	277,603
	TOTAL	1,149,383
6

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Financial Institution - REIT - Healthcare—0.6%
$600,000	Healthcare Trust of America, 3.70%, 4/15/2023	$588,760
310,000	Physicians Realty Trust, Sr. Unsecd. Note, 4.30%, 3/15/2027	299,057
	TOTAL	887,817
	Financial Institution - REIT - Office—0.9%
250,000	Alexandria Real Estate Equities, Inc., 2.75%, 1/15/2020	247,997
600,000	Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	601,222
480,000	Boston Properties LP, Sr. Unsecd. Note, 3.20%, 1/15/2025	457,511
	TOTAL	1,306,730
	Financial Institution - REIT - Other—0.5%
240,000	Liberty Property LP, Sr. Unsecd. Note, 3.75%, 4/1/2025	234,255
500,000	Liberty Property LP, Sr. Unsecd. Note, 4.75%, 10/1/2020	512,044
	TOTAL	746,299
	Financial Institution - REIT - Retail—1.0%
646,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.20%, 5/1/2021	640,035
100,000	Kimco Realty Corp., Sr. Unsecd. Note, 3.40%, 11/1/2022	98,525
450,000	Regency Centers Corp., Sr. Unsecd. Note, 3.75%, 11/15/2022	447,912
250,000	Regency Centers LP, Sr. Unsecd. Note, 3.75%, 6/15/2024	245,475
	TOTAL	1,431,947
	Sovereign—1.2%
825,000	Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	850,864
640,000	Inter-American Development Bank, Series MTN, 6.75%, 7/15/2027	791,611
	TOTAL	1,642,475
	Technology—7.2%
545,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.25%, 2/1/2025	536,367
585,000	Apple, Inc., Sr. Unsecd. Note, 2.40%, 5/3/2023	564,901
750,000	Apple, Inc., Sr. Unsecd. Note, 3.25%, 2/23/2026	737,161
250,000	Apple, Inc., Unsecd. Note, 2.15%, 2/9/2022	242,480
340,000	Automatic Data Processing, Inc., 3.375%, 9/15/2025	338,630
230,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.625%, 1/15/2024	221,826
280,000	Broadcom Corp., Sr. Unsecd. Note, Series WI, 3.875%, 1/15/2027	262,738
500,000	Cisco Systems, Inc., Sr. Unsecd. Note, 2.20%, 2/28/2021	490,611
400,000	Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 4.42%, 6/15/2021	406,372
410,000	Equifax, Inc., Sr. Unsecd. Note, 2.30%, 6/1/2021	395,337
45,000	Equifax, Inc., Sr. Unsecd. Note, Series 5Y, 3.95%, 6/15/2023	44,854
119,000	Hewlett Packard Enterprise Co., Sr. Unsecd. Note, 2.85%, 10/5/2018	119,053
940,000	Ingram Micro, Inc., Sr. Unsecd. Note, 5.00%, 8/10/2022	931,380
500,000	Intel Corp., Sr. Unsecd. Note, 3.70%, 7/29/2025	505,689
500,000	Keysight Technologies, Inc., 4.55%, 10/30/2024	507,358
500,000	Microsoft Corp., Sr. Unsecd. Note, 1.55%, 8/8/2021	480,336
750,000	Microsoft Corp., Sr. Unsecd. Note, 2.40%, 8/8/2026	696,277
350,000	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	346,490
200,000	Molex Electronics Technologies LLC, Unsecd. Note, Series 144A, 3.90%, 4/15/2025	197,061
750,000	Oracle Corp., Sr. Unsecd. Note, 1.90%, 9/15/2021	724,871
310,000	Qualcomm, Inc., Sr. Unsecd. Note, 2.60%, 1/30/2023	296,445
345,000	Total System Services, Inc., Sr. Unsecd. Note, 3.80%, 4/1/2021	346,863
250,000	Total System Services, Inc., Sr. Unsecd. Note, 4.80%, 4/1/2026	258,764
350,000	Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	354,072
	TOTAL	10,005,936
7

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Transportation - Railroads—0.3%
$90,336	Burlington Northern Santa Fe Corp., Pass Thru Cert., Series 99-2, 7.57%, 1/2/2021	$93,836
300,000	Kansas City Southern Industries, Inc., Sr. Unsecd. Note, 3.00%, 5/15/2023	287,381
	TOTAL	381,217
	Transportation - Services—0.4%
500,000	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	498,017
	Utility - Electric—5.2%
310,000	AEP Texas, Inc., Sr. Unsecd. Note, 3.85%, 10/1/2025	309,327
420,000	Ameren Corp., Sr. Unsecd. Note, 2.70%, 11/15/2020	414,315
350,000	Cleveland Electric Illuminating Co., Sr. Unsecd. Note, 5.95%, 12/15/2036	410,604
250,000	Duke Energy Corp., Sr. Unsecd. Note, 2.40%, 8/15/2022	240,434
500,000	EDP Finance BV, Sr. Unsecd. Note, Series 144A, 3.625%, 7/15/2024	479,602
500,000	Electricite de France SA, Jr. Sub. Note, Series 144A, 5.625%, 7/22/2067	496,625
180,000	Emera US Finance LP, Sr. Unsecd. Note, 2.70%, 6/15/2021	175,638
470,000	Enel Finance International NV, Sr. Unsecd. Note, Series 144A, 2.875%, 5/25/2022	453,789
280,000	Fortis, Inc., Sr. Unsecd. Note, 2.10%, 10/4/2021	266,899
240,000	Fortis, Inc., Sr. Unsecd. Note, 3.055%, 10/4/2026	220,294
250,000	Great Plains Energy, Inc., Note, 4.85%, 6/1/2021	256,113
400,000	National Rural Utilities Cooperative Finance Corp., Sec. Fac. Bond, 2.40%, 4/25/2022	386,821
300,000	NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 3.55%, 5/1/2027	290,110
115,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 3.95%, 3/15/2024	115,184
580,000	PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	590,039
500,000	Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 2.00%, 11/15/2021	477,119
250,000	Southern Co., Sr. Unsecd. Note, 3.25%, 7/1/2026	237,659
840,000	UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	858,155
550,000	Wisconsin Energy Corp., Sr. Unsecd. Note, 3.55%, 6/15/2025	543,783
	TOTAL	7,222,510
	Utility - Natural Gas—1.7%
250,000	Atmos Energy Corp., Sr. Unsecd. Note, 3.00%, 6/15/2027	236,422
300,000	National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	295,981
535,000	National Fuel Gas Co., Sr. Unsecd. Note, 4.90%, 12/1/2021	550,226
500,000	Sempra Energy, Sr. Unsecd. Note, 2.90%, 2/1/2023	484,675
300,000	Southeast Supply Header LLC, Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2024	298,539
500,000	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.125%, 11/15/2019	494,198
	TOTAL	2,360,041
	Utility - Natural Gas Distributor—0.4%
550,000	Southern Co. Gas Capital, Sr. Unsecd. Note, 2.45%, 10/1/2023	517,384
	TOTAL CORPORATE BONDS (IDENTIFIED COST $135,757,956)	134,491,276
	INVESTMENT COMPANY—1.8%
2,471,653	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[3] (IDENTIFIED COST $2,471,963)	2,472,147
	TOTAL INVESTMENT IN SECURITIES—99.2% (IDENTIFIED COST $138,229,919)	136,963,423
	OTHER ASSETS AND LIABILITIES - NET—0.8%[4]	1,172,988
	TOTAL NET ASSETS—100%	$138,136,411
8

At July 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation (Depreciation)
5U.S. Treasury Note 10-Year Long Futures	42	$5,015,719	September 2018	$14,997
5U.S. Treasury Long Bond Short Futures	19	$2,716,406	September 2018	$(30,457)
5U.S. Treasury Ultra Bond Short Futures	13	$2,039,781	September 2018	$(31,426)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(46,886)
The average notional value of long and short futures contracts held by the Fund throughout the period was $5,848,836 and $6,790,148, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 4/30/2018	2,425,813
Purchases/Additions	13,211,066
Sales/Reductions	(13,165,226)
Balance of Shares Held 7/31/2018	2,471,653
Value	$2,472,147
Change in Unrealized Appreciation/Depreciation	$(59)
Net Realized Gain/(Loss)	$484
Dividend Income	$9,611
1	Floating/variable note with current rate and current maturity or next reset date shown.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	Assets, other than investments in securities, less liabilities.
5	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
9

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
10

The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$134,037,903	$453,373	$134,491,276
Investment Company	2,472,147	—	—	2,472,147
TOTAL SECURITIES	$2,472,147	$134,037,903	$453,373	$136,963,423
Other Financial Instruments[1]
Assets	$14,997	$—	$—	$14,997
Liabilities	(61,883)	—	—	(61,883)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(46,886)	$—	$—	$(46,886)
1	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
BKNT	—Bank Notes
GMTN	—Global Medium Term Note
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
11
Federated Short-Term Income Fund
Portfolio of Investments
July 31, 2018 (unaudited)
Principal Amount or Shares			Value
		ADJUSTABLE RATE MORTGAGES—0.2%
		Federal Home Loan Mortgage Corporation—0.1%
$2,907	[1]	FHLMC ARM 390260, 2.176%, 10/01/2030	$2,910
6,038	[1]	FHLMC ARM 420173, 5.750%, 4/01/2030	6,219
4,494	[1]	FHLMC ARM 420196, 5.327%, 11/01/2030	4,758
103	[1]	FHLMC ARM 606116, 3.220%, 9/01/2019	103
369,656	[1]	FHLMC ARM 780443, 3.655%, 3/01/2033	384,888
		TOTAL	398,878
		Federal National Mortgage Association—0.1%
639	[1]	FNMA ARM 316302, 6.825%, 11/01/2018	642
144,520	[1]	FNMA ARM 544843, 2.750%, 10/01/2027	147,262
148,681	[1]	FNMA ARM 544852, 2.634%, 4/01/2028	151,480
236,427	[1]	FNMA ARM 544884, 2.609%, 5/01/2034	242,209
347,613	[1]	FNMA ARM 556379, 2.957%, 5/01/2040	353,827
111,682	[1]	FNMA ARM 556388, 2.957%, 5/01/2040	113,698
517,224	[1]	FNMA ARM 618128, 2.064%, 8/01/2033	520,532
		TOTAL	1,529,650
		Government National Mortgage Association—0.0%
3,552	[1]	GNMA ARM 8902, 30 Year, 3.375%, 1/20/2022	3,571
		TOTAL ADJUSTABLE RATE MORTGAGES (IDENTIFIED COST $1,913,524)	1,932,099
		ASSET-BACKED SECURITIES—38.2%
		Auto Receivables—19.3%
3,000,000		ARI Fleet Lease Trust 2017-A, Class A3, 2.28%, 4/15/2026	2,955,359
2,000,000		AmeriCredit Automobile Receivables Trust 2016-1, Class D, 3.59%, 2/8/2022	2,010,041
5,000,000		AmeriCredit Automobile Receivables Trust 2017-2, Class D, 3.42%, 4/18/2023	4,968,103
10,000,000	[1]	AmeriCredit Automobile Receivables Trust 2018-1, Class A2B, 2.309%, (1-month USLIBOR +0.230%), 7/19/2021	10,001,774
5,000,000		AmeriCredit Automobile Receivables Trust 2018-1, Class B, 3.26%, 1/18/2024	5,001,074
4,500,000	[1]	BMW Floorplan Master Owner Trust 2018-1, Class A2, 2.392%, (1-month USLIBOR +0.320%), 5/15/2023	4,500,206
3,000,000		BMW Vehicle Lease Trust 2016-2, Class A4, 1.57%, 2/20/2020	2,977,362
5,000,000		BMW Vehicle Owner Trust 2018-A, Class A3, 2.35%, 4/25/2022	4,942,891
10,000,000		California Republic Auto Receivables Trust 2016-1, Class A4, 2.24%, 10/15/2021	9,942,602
3,000,000		California Republic Auto Receivables Trust 2016-2, Class B, 2.52%, 5/16/2022	2,928,358
2,000,000		California Republic Auto Receivables Trust 2016-2, Class C, 3.51%, 3/15/2023	1,979,875
4,000,000		Chesapeake Funding II LLC 2017-2A, Class D, 3.71%, 5/15/2029	3,988,357
2,300,000		Chesapeake Funding II LLC 2018-1A, Class C, 3.57%, 4/15/2030	2,284,243
1,989,288	[1]	Chesapeake Funding LLC 2016 1A, Class A2, 3.222%, (1-month USLIBOR +1.150%), 3/15/2028	1,996,634
1,000,000		Chesapeake Funding LLC 2017-3A, Class B, 2.57%, 8/15/2029	982,221
1,000,000		Chesapeake Funding LLC 2017-3A, Class C, 2.78%, 8/15/2029	981,587
1,000,000		Chesapeake Funding LLC 2017-3A, Class D, 3.38%, 8/15/2029	986,183
6,712,356		Drive Auto Receivables Trust 2016-B 2016-BA, Class C, 3.19%, 7/15/2022	6,721,961
3,500,000		Drive Auto Receivables Trust 2017-AA, Class C, 2.98%, 1/18/2022	3,499,535
467,543		Drive Auto Receivables Trust 2017-BA, Class B, 2.20%, 5/15/2020	467,399
10,000,000		Drive Auto Receivables Trust 2018-2, Class A2, 2.64%, 9/15/2020	9,999,086
4,000,000		Drive Auto Receivables Trust 2018-3, Class B, 3.37%, 9/15/2022	4,003,161
3,791,735		Enterprise Fleet Financing LLC 2015-2, Class A3, 2.09%, 2/22/2021	3,783,390
539,530		Enterprise Fleet Financing LLC 2016-1 A2, Class A2, 1.83%, 9/20/2021	538,722

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Auto Receivables—continued
$677,103		Enterprise Fleet Financing LLC 2016-2, Class A2, 1.74%, 2/22/2022	$673,806
4,000,000		Fifth Third Auto Trust 2015-1, Class A4, 1.79%, 8/15/2022	3,978,424
3,000,000	[1]	GM Financial Automobile Leasin 2018-1, Class A2B, 1.79%, (1-month USLIBOR +0.200%), 4/20/2020	3,000,322
6,150,000		GM Financial Automobile Leasing Trust 2016-2, Class A4, 1.76%, 3/20/2020	6,121,443
2,500,000		GM Financial Consumer Automobile Receivables Trust 2017-1A, Class C, 2.45%, 7/17/2023	2,456,305
2,900,000		GM Financial Securitized Term 2018-1, Class C, 2.77%, 7/17/2023	2,842,166
9,025,000		General Motors 2016-1, Class C, 2.85%, 5/17/2021	8,991,997
1,500,000		Harley-Davidson Motorcycle Trust 2016-A, Class B, 2.71%, 3/15/2024	1,468,276
9,000,000		Honda Auto Receivables Owner Trust 2018-2, Class A3, 3.01%, 5/18/2022	8,999,560
3,750,000		Huntington Auto Trust 2016-1, Class D, 2.96%, 8/15/2023	3,677,653
4,960,000		Hyundai Auto Lease Securitization Trust 2016-A, Class B, 2.10%, 10/15/2020	4,956,506
2,000,000		Hyundai Auto Lease Securitization Trust 2016-B, Class A4, 1.68%, 4/15/2020	1,994,200
4,205,000		Hyundai Auto Lease Securitization Trust 2017-A, Class B, 2.39%, 5/17/2021	4,174,834
2,000,000		Hyundai Auto Lease Securitization Trust 2017-C, Class B, 2.46%, 7/15/2022	1,973,156
4,800,000		Hyundai Auto Lease Securitization Trust 2018-B, Class A3, 3.04%, 10/15/2021	4,790,752
5,000,000		Mercedes-Benz Auto Lease Trust 2017-A, Class A4, 2.01%, 1/17/2023	4,956,198
2,200,000		Mercedes-Benz Auto Lease Trust 2018-A, Class A4, 2.51%, 10/16/2023	2,177,283
4,000,000	[1]	Mercedes-Benz Master Owner Trust 2016-BA, Class A, 2.772%, (1-month USLIBOR +0.700%), 5/17/2021	4,016,505
7,000,000	[1]	Navistar Financial Dealer Note 2017-1, Class A, 2.844%, (1-month USLIBOR +0.780%), 6/27/2022	7,028,671
10,000,000		Nextgear Floorplan Master Owner Trust 2015-2A, Class A, 2.38%, 10/15/2020	9,994,655
4,350,000	[1]	Nextgear Floorplan Master Owner Trust 2016-1A, Class A1, 3.772%, (1-month USLIBOR +1.700%), 4/15/2021	4,392,043
2,000,000		Nextgear Floorplan Master Owner Trust 2016-1A, Class A2, 2.74%, 4/15/2021	1,998,225
5,000,000	[1]	Nextgear Floorplan Master Owner Trust 2017-1A, Class A1, 2.922%, (1-month USLIBOR +0.850%), 4/18/2022	5,028,207
1,000,000		Santander Drive Auto Receivables Trust 2015-3, Class D, 3.49%, 5/17/2021	1,006,076
1,446,783		Santander Drive Auto Receivables Trust 2016-1, Class B, 2.47%, 12/15/2020	1,446,505
2,600,000		Santander Drive Auto Receivables Trust 2016-2, Class D, 3.39%, 4/15/2022	2,604,866
2,752,997		Santander Drive Auto Receivables Trust 2017-1, Class A3, 1.77%, 9/15/2020	2,749,083
4,000,000		Santander Drive Auto Receivables Trust 2017-3, Class C, 2.76%, 12/15/2022	3,951,222
2,000,000		Securitized Term Auto Receivables Trust 2016-1A, Class A4, 1.794%, 2/25/2021	1,974,173
3,000,000		Securitized Term Auto Receivables Trust 2017-2A, Class A3, 2.04%, 4/26/2021	2,958,640
3,035,773		Toyota Auto Receivables Owner Trust 2015-B, Class A4, 1.74%, 9/15/2020	3,028,185
2,000,000		World Omni Auto Receivables Trust 2017-B, Class B, 2.37%, 5/15/2024	1,943,564
4,000,000		World Omni Auto Receivables Trust 2018-C, Class A2, 2.80%, 1/18/2022	4,000,666
4,000,000		World Omni Automobile Lease Securitization Trust 2016-A, Class B, 1.85%, 1/15/2022	3,963,048
6,000,000		World Omni Automobile Lease Securitization Trust 2017-A, Class B, 2.48%, 8/15/2022	5,942,572
		TOTAL	227,699,911
		Credit Card—11.6%
5,000,000	[1]	American Express Credit Account Master Trust 2014-1, Class B, 2.572%, (1-month USLIBOR +0.500%), 12/15/2021	5,012,302
6,250,000		American Express Credit Account Master Trust 2017-6, Class B, 2.20%, 5/15/2023	6,136,432
9,914,000	[1]	American Express Credit Account Master Trust 2018-5, Class B, 2.622%, (1-month USLIBOR +0.550%), 12/15/2025	9,931,921
3,000,000	[1]	American Express Credit Account Master Trust 2018-7, Class B, 2.639%, (1-month USLIBOR +0.570%), 2/17/2026	3,003,735
5,000,000	[1]	Bank of America Credit Card 2016-A1, Class A, 2.462%, (1-month USLIBOR +0.390%), 10/15/2021	5,012,816
8,000,000	[1]	Bank of America Credit Card Trust 2014-A1, Class A, 2.452%, (1-month USLIBOR +0.380%), 6/15/2021	8,012,710
5,000,000		Bank of America Credit Card Trust 2017-A1, Class A1, 1.95%, 8/15/2022	4,922,349
1,000,000	[1]	Barclays Dryrock Issuance Trust 2017-2, Class A, 2.372%, (1-month USLIBOR +0.300%), 5/15/2023	1,000,787
8,000,000	[1]	Capital One Multi-Asset Execution Trust 2016-A2, Class A2, 2.702%, (1-month USLIBOR +0.630%), 2/15/2024	8,084,866
2,200,000	[1]	Cards II Trust 2017-2A, Class A, 2.332%, (1-month USLIBOR +0.260%), 10/17/2022	2,200,732
3,000,000	[1]	Cards II Trust 2018-1A, Class A, 2.424%, (1-month USLIBOR +0.350%), 4/17/2023	3,000,579
4,000,000	[1]	Chase Issuance Trust 2018-A1, Class A1, 2.272%, (1-month USLIBOR +0.200%), 4/17/2023	4,001,988

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Credit Card—continued
$7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A2, Class A2, 2.416%, (1-month USLIBOR +0.330%), 1/21/2025	$6,998,374
7,000,000	[1]	Citibank Credit Card Issuance Trust 2018-A4, Class A4, 2.437%, (1-month USLIBOR +0.340%), 6/9/2025	6,996,669
9,000,000	[1]	Discover Card Execution Note Trust 2013-A6, Class A6, 2.522%, (1-month USLIBOR +0.450%), 4/15/2021	9,007,586
3,500,000		Discover Card Execution Note Trust 2016 - A1, Class A1, 1.64%, 7/15/2021	3,486,166
5,000,000	[1]	Discover Card Execution Note Trust 2017-A7, Class A7, 2.432%, (1-month USLIBOR +0.360%), 4/15/2025	5,011,496
3,000,000		Evergreen Credit Card Trust Series 2018-1, Class A, 2.95%, 3/15/2023	2,982,953
3,000,000	[1]	Evergreen Credit Card Trust Series 2018-2, Class A, 2.427%, (1-month USLIBOR +0.350%), 7/15/2022	3,000,288
5,000,000	[1]	First National Master Note Trust 2017-1, Class A, 2.472%, (1-month USLIBOR +0.400%), 4/18/2022	5,004,566
8,000,000	[1]	Golden Credit Card Trust 2014-2A, Class A, 2.522%, (1-month USLIBOR +0.450%), 3/15/2021	8,014,756
3,250,000		Golden Credit Card Trust 2016-5A, Class A, 1.60%, 9/15/2021	3,200,943
6,000,000		Golden Credit Card Trust 2017-2A, Class A, 1.98%, 4/15/2022	5,887,200
2,850,000		Golden Credit Card Trust 2018-1A, Class A, 2.62%, 1/15/2023	2,815,948
5,000,000	[1]	Gracechurch Card PLC 2018-1A, Class A, 2.486%, (1-month USLIBOR +0.400%), 7/15/2022	4,995,960
5,000,000		Master Credit Card Trust 2017-1A, Class C, 3.06%, 7/21/2021	4,968,965
4,000,000	[1]	Master Credit Card Trust 2018-1A, Class A, 2.571%, (1-month USLIBOR +0.490%), 7/22/2024	3,994,818
		TOTAL	136,687,905
		Equipment Lease—1.9%
1,834,667		CLI Funding LLC 2013-1A, Class Note, 2.83%, 3/18/2028	1,793,376
1,750,000		Dell Equipment Finance Trust 2016-1, Class D, 3.24%, 7/22/2022	1,752,623
3,000,000		Enterprise Fleet Financing LLC 20018-2 A2, Class A2, 3.14%, 2/20/2024	3,000,401
1,000,000		Great American Leasing Receivables 2018-1, Class B, 2.99%, 6/17/2024	988,000
2,700,000		Great American Leasing Receivables 2018-1, Class C, 3.14%, 6/16/2025	2,667,858
6,000,000		MMAF Equipment Finance LLC 2018-A, Class A2, 2.92%, 7/12/2021	5,994,916
2,500,000	[1]	Volvo Financial Equipment Master Series 2017- A, Class A, 2.572%, (1-month USLIBOR +0.500%), 11/15/2022	2,504,840
4,000,000	[1]	Volvo Financial Equipment Master Series 2018- A, Class A, 2.59%, (1-month USLIBOR +0.520%), 7/17/2023	4,002,960
		TOTAL	22,704,974
		Home Equity Loan—0.1%
651,027	[1]	Carrington Mortgage Loan Trust, Class A3, 2.244%, (1-month USLIBOR +0.180%), 2/25/2036	650,478
11,660	[1]	ContiMortgage Home Equity Loan Trust 1996-4, Class A10, 2.552%, (1-month USLIBOR +0.480%), 1/15/2028	9,983
2,127,417		Green Tree Home Improvement Loan Trust 1997-C, Class HEB2, 7.59%, 8/15/2028	650,019
95,735	[1]	Morgan Stanley ABS Capital I 2004-OP1, Class M3, 3.084%, (1-month USLIBOR +1.020%), 11/25/2034	97,017
328,248	[2]	NC Finance Trust 1999-1, Class D, 8.75%, 1/25/2029	26,998
6,754	[1]	Quest Trust 2004 - X1, Class A, 2.724%, (1-month USLIBOR +0.660%), 3/25/2034	6,768
225,964		Renaissance Home Equity Loan Trust 2005-3, Class AF3, 4.814%, 11/25/2035	225,709
		TOTAL	1,666,972
		Other—4.8%
817,217	[1]	Bank of America Student Loan Trust 2010-1A, Class A, 3.135%, (3-month USLIBOR +0.800%), 2/25/2043	821,582
1,650,256	[1]	Mississippi Higher Education Assistance Corp. 2014-1, Class A1, 2.744%, (1-month USLIBOR +0.680%), 10/25/2035	1,653,255
2,251,669	[1]	Navient Student Loan Trust 2018-1A, Class A1, 2.254%, (1-month USLIBOR +0.190%), 3/25/2067	2,252,080
4,179,422		Navient Student Loan Trust 2018-A, Class A1, 2.53%, 2/18/2042	4,150,198
5,050,733	[1]	Navient Student Loan Trust 2018-BA, Class A1, 2.33%, (1-month USLIBOR +0.350%), 12/15/2059	5,052,013
726,711	[1]	New Hampshire Higher Education Loan Co. 2011-1, Class A2, 3.185%, (3-month USLIBOR +0.850%), 10/25/2025	727,881
5,000,000		PFS Financing Corp. 2016-BA, Class B, 2.28%, 10/15/2021	4,907,116
1,500,000	[1]	PFS Financing Corp. 2017-AA, Class A, 2.652%, (1-month USLIBOR +0.580%), 3/15/2021	1,502,307
1,500,000	[1]	PFS Financing Corp. 2017-AA, Class B, 3.022%, (1-month USLIBOR +0.950%), 3/15/2021	1,500,216
4,000,000		PFS Financing Corp. 2018-B, Class B, 3.08%, 2/15/2023	3,957,219
966,217	[1]	SLM Student Loan Trust 2011-2, Class A1, 2.664%, (1-month USLIBOR +0.600%), 11/25/2027	971,459
4,055,000		SLM Student Loan Trust 2013-B, Class B, 3.00%, 5/16/2044	4,008,804
4,611,146	[1]	SLM Student Loan Trust 2013-C, Class A2B, 3.472%, (1-month USLIBOR +1.400%), 10/15/2031	4,644,236

Principal Amount or Shares			Value
		ASSET-BACKED SECURITIES—continued
		Other—continued
$1,836,517	[1]	SLM Student Loan Trust 2014-A, Class A2B, 3.222%, (1-month USLIBOR +1.150%), 1/15/2026	$1,845,705
618,106		Sierra Receivables Funding Co. 2013-3A, Class A, 2.20%, 10/20/2030	619,338
1,442,425	[1]	Social Professional Loan Program LLC 2017-A, Class A1, 2.764%, (1-month USLIBOR +0.700%), 3/26/2040	1,450,242
2,524,165	[1]	Social Professional Loan Program LLC 2017-E, Class A1, 2.564%, (1-month USLIBOR +0.500%), 11/26/2040	2,529,573
3,827,809		Social Professional Loan Program LLC 2017-F, Class A1FX, 2.05%, 1/25/2041	3,795,735
1,451,240	[1]	Social Professional Loan Program LLC 2018-A, Class A1, 1.908%, (1-month USLIBOR +0.350%), 2/25/2042	1,454,820
1,676,586		Sofi Consumer Loan Program Trust 2016-1, Class A, 3.26%, 8/25/2025	1,673,146
893,512		Sofi Consumer Loan Program Trust 2016-2, Class A, 3.09%, 10/27/2025	891,787
4,173,884		Sofi Consumer Loan Program Trust 2018-1, Class A1, 2.55%, 2/25/2027	4,157,029
2,406,803	[1]	State Board of Regents of the State of Utah 2016-1, Class A, 2.814%, (1-month USLIBOR +0.750%), 9/25/2056	2,406,554
		TOTAL	56,972,295
		Rate Reduction Bond—0.2%
1,688,022		Atlantic City Electric Transition Funding 2002-1, Class A4, 5.55%, 10/20/2023	1,760,858
		Utility - Electric—0.3%
3,000,000		Public Service New Hampshire 2018-1, Class A1, 3.094%, 2/1/2026	3,001,002
		TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $453,770,044)	450,493,917
		COLLATERALIZED MORTGAGE OBLIGATIONS—8.4%
		Commercial Mortgage—3.5%
5,000,000	[1]	BHMS Mortgage Trust 2018-ATLS, Class A, 3.322%, (1-month USLIBOR +1.250%), 7/15/2035	5,019,818
9,500,000	[1]	Banc of America Merrill Lynch Large Loan, Inc. 2013-DSNY, Class B, 3.572%, (1-month USLIBOR +1.500%), 9/15/2026	9,499,839
441,280		Commercial Mortgage Trust 2014-LC17, Class A1, 1.381%, 10/10/2047	439,968
5,000,000	[1]	Cosmopolitan Hotel Trust 2017-CSMO, Class B, 3.472%, (1-month USLIBOR +1.400%), 11/15/2036	5,007,916
1,737,147		Deutsche Bank Commercial Mortgage Trust 2016-C1, Class A1, 1.676%, 5/10/2049	1,705,735
432,990		GS Mortgage Securities Corp. 2010-C1, Class A1, 3.679%, 8/10/2043	435,814
4,197,312	[1]	JPMBB Commercial Mortgage Securities Trust 2013-C15, Class A2FL, 2.723%, (1-month USLIBOR +0.650%), 11/15/2045	4,197,942
4,993,554	[1]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class A3FL, 2.857%, (1-month USLIBOR +0.790%), 4/10/2046	5,037,803
5,000,000	[1]	WF-RBS Commercial Mortgage Trust 2012-C7, Class AFL, 3.273%, (1-month USLIBOR +1.200%), 6/15/2045	5,101,477
4,800,000	[1]	Wells Fargo Commercial Mortgage Trust 2013-LC12, Class A3FL, 3.123%, (1-month USLIBOR +1.050%), 7/15/2046	4,879,530
		TOTAL	41,325,842
		Federal Home Loan Mortgage Corporation—0.4%
168		Federal Home Loan Mortgage Corp. REMIC 141 D, 5.00%, 5/15/2021	169
2,281		Federal Home Loan Mortgage Corp. REMIC 1686 PJ, 5.00%, 2/15/2024	2,338
12,625		Federal Home Loan Mortgage Corp. REMIC 2091 PG, 6.00%, 11/15/2028	13,554
41,640		Federal Home Loan Mortgage Corp. REMIC 2647 A, 3.25%, 4/15/2032	41,496
38,494		Federal Home Loan Mortgage Corp. REMIC 2694 BA, 4.00%, 6/15/2031	38,908
35,108		Federal Home Loan Mortgage Corp. REMIC 2756 NA, 5.00%, 2/15/2024	36,500
837,707	[1]	Federal Home Loan Mortgage Corp. REMIC 3117 FE, 2.372%, (1-month USLIBOR +0.300%), 2/15/2036	837,951
97,452	[1]	Federal Home Loan Mortgage Corp. REMIC 3152 WF, 2.532%, (1-month USLIBOR +0.460%), 2/15/2034	98,156
274,908	[1]	Federal Home Loan Mortgage Corp. REMIC 3317 F, 2.472%, (1-month USLIBOR +0.400%), 7/15/2036	275,798
127,811	[1]	Federal Home Loan Mortgage Corp. REMIC 3542 NF, 2.822%, (1-month USLIBOR +0.750%), 7/15/2036	129,967
420,064	[1]	Federal Home Loan Mortgage Corp. REMIC 3556 FA, 2.982%, (1-month USLIBOR +0.910%), 7/15/2037	428,430
1,893,010	[1]	Federal Home Loan Mortgage Corp. REMIC KGRP A, 2.470%, (1-month USLIBOR +0.380%), 4/25/2020	1,894,004
113,694		Federal Home Loan Mortgage Corp. REMIC T-51 1A, 6.50%, 9/25/2043	127,490
		TOTAL	3,924,761
		Federal National Mortgage Association—0.5%
7,629		Federal National Mortgage Association REMIC 1990-28 X, 9.00%, 3/25/2020	7,881
530		Federal National Mortgage Association REMIC 1991-141 PZ, 8.00%, 10/25/2021	559
10,546		Federal National Mortgage Association REMIC 1992-162 D, 7.00%, 9/25/2022	11,096

Principal Amount or Shares			Value
		COLLATERALIZED MORTGAGE OBLIGATIONS—continued
		Federal National Mortgage Association—continued
$11,717	[1]	Federal National Mortgage Association REMIC 1993-113 SB, 9.749%, (10-year Constant Maturity Treasury +48.285%), Maximum Rate 9.749%, 7/25/2023	$12,533
997	[1]	Federal National Mortgage Association REMIC 1993-179 FO, 4.00%, (3-month Constant Maturity Treasury +0.700%), 10/25/2023	993
4,170		Federal National Mortgage Association REMIC 1993-32 H, 6.00%, 3/25/2023	4,349
109,718		Federal National Mortgage Association REMIC 1997-81 PD, 6.35%, 12/18/2027	118,757
49,187	[1]	Federal National Mortgage Association REMIC 2002-52 FG, 2.564%, (1-month USLIBOR +0.500%), 9/25/2032	49,646
11,633		Federal National Mortgage Association REMIC 2003-35 UC, 3.75%, 5/25/2033	11,747
8,432		Federal National Mortgage Association REMIC 2003-49 JE, 3.00%, 4/25/2033	8,402
222,498	[1]	Federal National Mortgage Association REMIC 2006-44 FK, 2.494%, (1-month USLIBOR +0.430%), 6/25/2036	223,774
967,867	[1]	Federal National Mortgage Association REMIC 2007-97 FE, 2.514%, (1-month USLIBOR +0.450%), 7/25/2037	973,782
140,660	[1]	Federal National Mortgage Association REMIC 2008-69 FB, 3.064%, (1-month USLIBOR +1.000%), 6/25/2037	144,482
58,670	[1]	Federal National Mortgage Association REMIC 2009-42 FG, 2.864%, (1-month USLIBOR +0.800%), 5/25/2039	59,112
16,491	[1]	Federal National Mortgage Association REMIC 2009-63 FB, 2.564%, (1-month USLIBOR +0.500%), 8/25/2039	16,588
299,483	[1]	Federal National Mortgage Association REMIC 2009-69 F, 2.914%, (1-month USLIBOR +0.850%), 4/25/2037	306,076
459,260	[1]	Federal National Mortgage Association REMIC 2010-74 AF, 2.604%, (1-month USLIBOR +0.540%), 7/25/2037	463,572
837,925	[1]	Federal National Mortgage Association REMIC 2011-17 FP, 2.514%, (1-month USLIBOR +0.450%), 3/25/2041	842,557
2,983,470	[1]	Federal National Mortgage Association REMIC 2012-1 PF, 2.464%, (1-month USLIBOR +0.400%), 2/25/2042	2,997,486
411		Federal National Mortgage Association REMIC G92-44 ZQ, 8.00%, 7/25/2022	435
12,543		Federal National Mortgage Association REMIC G92-54 ZQ, 7.50%, 9/25/2022	13,092
		TOTAL	6,266,919
		Government Agency—0.1%
1,030,872		FDIC Trust 2013-R1, Class A, 1.15%, 3/25/2033	1,014,681
439,073	[1]	NCUA Guaranteed Notes 2011-R1, Class 1A, 2.537%, (1-month USLIBOR +0.450%), 1/8/2020	439,622
		TOTAL	1,454,303
		Government National Mortgage Association—0.8%
4,409,787	[1]	Government National Mortgage Association REMIC 2013-H16 FA, 2.545%, (1-month USLIBOR +0.540%), 7/20/2063	4,427,140
5,277,060	[1]	Government National Mortgage Association REMIC 2013-H17 FA, 2.555%, (1-month USLIBOR +0.550%), 7/20/2063	5,297,485
		TOTAL	9,724,625
		Non-Agency Mortgage—3.1%
6,288		Banc of America Mortgage Securities 2003-B, Class 2A2, 4.330%, 3/25/2033	6,430
9,102		Countrywide Alternative Loan Trust 2003-J3, Class 2A1, 6.25%, 12/25/2033	9,370
3,546	[2,3]	Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	3,546
5,640,000	[1]	Lanark Master Issuer PLC 2018-1A, Class 1A, 2.236%, (3-month USLIBOR +0.420%), 12/22/2069	5,624,896
5,000,000	[1]	Lanark Master Issuer PLC 2018-2A, Class 1A, 2.844%, (3-month USLIBOR +0.420%), 12/22/2069	4,996,600
5,000,000	[1]	Permanent Master Issuer PLC 2018-1A, Class 1A1, 2.747%, (3-month USLIBOR +0.380%), 7/15/2058	4,986,195
172,913		Residential Accredit Loans, Inc. 2004-QA4, Class NB1, 4.525%, 9/25/2034	168,516
92,290		Sequoia Mortgage Trust 2012-1, Class 2A1, 3.474%, 1/25/2042	90,564
2,921,969		Sequoia Mortgage Trust 2012-6, Class A2, 1.808%, 12/25/2042	2,683,385
1,310,335		Sequoia Mortgage Trust 2013-1, Class 2A1, 1.855%, 2/25/2043	1,203,468
2,287,069		Sequoia Mortgage Trust 2013-2, Class A, 1.874%, 2/25/2043	2,100,303
3,000,000	[1]	Silverstone Master Issuer 2015-1A, Class 2A2, 2.897%, (3-month USLIBOR +0.550%), 1/21/2070	3,004,083
10,200,000	[1]	Silverstone Master Issuer 2018-1A, Class 1A, 2.725%, (3-month USLIBOR +0.390%), 1/21/2070	10,144,094
117,262		Vendee Mortgage Trust 1994-3A, Class 1ZB, 6.50%, 9/15/2024	124,721
452,173	[1]	Washington Mutual 2006-AR15, Class 1A, 2.494%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.840%), 11/25/2046	411,830
505,763	[1]	Washington Mutual 2006-AR17, Class 1A, 2.377%, (Fed Reserve 12Mo Cumulative Avg 1 Yr CMT +0.820%), 12/25/2046	469,262
41,390		Wells Fargo Mortgage Backed Securities Trust 2004-I, Class 1A1, 3.858%, 7/25/2034	41,277
		TOTAL	36,068,540
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $99,133,800)	98,764,990

Principal Amount or Shares			Value
		CORPORATE BONDS—34.7%
		Basic Industry - Chemicals—0.4%
$5,000,000		DuPont (E.I.) de Nemours & Co., Sr. Unsecd. Note, 2.20%, 5/1/2020	$4,927,925
		Capital Goods - Aerospace & Defense—0.2%
2,685,000		Northrop Grumman Corp., Sr. Unsecd. Note, 2.08%, 10/15/2020	2,622,745
		Capital Goods - Construction Machinery—0.2%
2,000,000		CNH Industrial Capital LLC, Sr. Unsecd. Note, 4.375%, 11/6/2020	2,031,200
		Capital Goods - Diversified Manufacturing—0.2%
3,000,000		CK Hutchison Holdings Ltd., Sr. Unsecd. Note, Series 144A, 2.75%, 3/29/2023	2,859,801
		Communications - Media & Entertainment—0.5%
1,330,000		Discovery Communications LLC, Sr. Unsecd. Note, 2.20%, 9/20/2019	1,316,296
1,200,000	[1]	Moody's Corp., Sr. Unsecd. Note, 2.671%, (3-month USLIBOR +0.350%), 9/4/2018	1,200,224
3,000,000		Walt Disney Co., Sr. Unsecd. Note, Series GMTN, 1.50%, 9/17/2018	2,996,873
		TOTAL	5,513,393
		Communications - Telecom Wireless—0.9%
10,000,000	[1]	Vodafone Group PLC, Sr. Unsecd. Note, 3.329%, (3-month USLIBOR +0.990%), 1/16/2024	10,060,464
		Communications - Telecom Wirelines—0.5%
3,000,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 3.105%, (3-month USLIBOR +0.770%), 6/17/2019	3,015,570
2,500,000	[1]	Verizon Communications, Inc., Floating Rate Note - Sr. Note, 4.086%, (3-month USLIBOR +1.750%), 9/14/2018	2,505,621
		TOTAL	5,521,191
		Consumer Cyclical - Automotive—3.8%
1,910,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, 2.449%, (3-month USLIBOR +0.260%), 6/16/2020	1,913,226
4,000,000	[1]	American Honda Finance Corp., Sr. Unsecd. Note, Series GMTN, 2.565%, (3-month USLIBOR +0.210%), 2/12/2021	3,996,278
1,820,000		Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 1.50%, 7/5/2019	1,796,760
2,000,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.779%, (3-month USLIBOR +0.450%), 2/22/2021	2,003,552
2,650,000	[1]	Daimler Finance NA LLC, Sr. Unsecd. Note, Series 144A, 2.893%, (3-month USLIBOR +0.530%), 5/5/2020	2,659,568
5,000,000	[1]	Ford Motor Credit Co. LLC, Sr. Unsecd. Note, 3.339%, (3-month USLIBOR +1.000%), 1/9/2020	5,043,766
5,000,000		Ford Motor Credit Co. LLC, Sr. Unsecd. Note, Series MTN, 2.943%, 1/8/2019	5,005,737
5,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.40%, 5/9/2019	4,991,871
3,000,000		General Motors Financial Co., Inc., Sr. Unsecd. Note, 2.65%, 4/13/2020	2,966,689
3,630,000	[1]	General Motors Financial Co., Inc., Sr. Unsecd. Note, 3.889%, (3-month USLIBOR +1.550%), 1/14/2022	3,710,118
3,000,000		Nissan Motor Acceptance Corp., Sr. Unsecd. Note, Series 144A, 2.15%, 9/28/2020	2,919,580
3,000,000		Toyota Motor Corp., Sr. Unsecd. Note, 3.183%, 7/20/2021	3,008,348
5,000,000	[1]	Toyota Motor Credit Corp., Sr. Unsecd. Note, Series MTN, 3.023%, (3-month USLIBOR +0.690%), 1/11/2022	5,064,624
		TOTAL	45,080,117
		Consumer Cyclical - Retailers—1.4%
1,430,000		Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 7/26/2022	1,376,973
1,335,000	[1]	Alimentation Couche-Tard, Inc., Sr. Unsecd. Note, Series 144A, 2.833%, (3-month USLIBOR +0.500%), 12/13/2019	1,336,474
4,000,000		CVS Health Corp., Sr. Unsecd. Note, 2.125%, 6/1/2021	3,866,718
2,020,000	[1]	CVS Health Corp., Sr. Unsecd. Note, 3.047%, (3-month USLIBOR +0.720%), 3/9/2021	2,034,388
4,460,000	[1]	Dollar Tree, Inc., Sr. Unsecd. Note, 3.036%, (3-month USLIBOR +0.700%), 4/17/2020	4,469,580
4,000,000		Home Depot, Inc., Sr. Unsecd. Note, 1.80%, 6/5/2020	3,926,328
		TOTAL	17,010,461
		Consumer Cyclical - Services—0.6%
1,500,000		Amazon.com, Inc., Sr. Unsecd. Note, 1.90%, 8/21/2020	1,470,888
1,900,000		Amazon.com, Inc., Sr. Unsecd. Note, 2.40%, 2/22/2023	1,832,560
1,800,000		Cintas Corp. No. 2, Sr. Unsecd. Note, 2.90%, 4/1/2022	1,765,230
2,000,000		Expedia, Inc., 7.456%, 8/15/2018	2,003,365
		TOTAL	7,072,043
		Consumer Non-Cyclical - Food/Beverage—3.1%
2,780,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 2.375%, 11/26/2018	2,780,683

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Non-Cyclical - Food/Beverage—continued
$1,500,000		Coca-Cola Femsa S.A.B de C.V., Sr. Unsecd. Note, 3.875%, 11/26/2023	$1,513,330
3,530,000		Danone SA, Sr. Unsecd. Note, Series 144A, 1.691%, 10/30/2019	3,467,486
1,390,000	[1]	General Mills, Inc., Sr. Unsecd. Note, 3.346%, (3-month USLIBOR +1.010%), 10/17/2023	1,407,412
4,000,000	[1]	Kraft Heinz Foods Co., Sr. Unsecd. Note, 2.789%, (3-month USLIBOR +0.420%), 8/9/2019	4,006,162
1,000,000		Kraft Heinz Foods Co., Sr. Unsecd. Note, 3.375%, 6/15/2021	1,000,858
6,180,000		Maple Escrow Sub, Sr. Unsecd. Note, Series 144A, 3.551%, 5/25/2021	6,202,061
1,280,000		Molson Coors Brewing Co., Sr. Unsecd. Note, 1.45%, 7/15/2019	1,263,704
8,000,000	[1]	Mondelez International, Inc., Floating Rate Note - Sr. Note, 2.863%, (3-month USLIBOR +0.520%), 2/1/2019	8,013,696
2,060,000		Smithfield Foods, Inc., Sr. Unsecd. Note, Series 144A, 2.70%, 1/31/2020	2,028,123
5,000,000		Tyson Foods, Inc., 2.65%, 8/15/2019	4,988,305
		TOTAL	36,671,820
		Consumer Non-Cyclical - Health Care—0.4%
4,500,000	[1]	Becton Dickinson & Co., Sr. Unsecd. Note, 3.344%, (3-month USLIBOR +1.030%), 6/6/2022	4,533,009
		Consumer Non-Cyclical - Pharmaceuticals—1.7%
5,000,000	[1]	AstraZeneca PLC, Sr. Unsecd. Note, 2.947%, (3-month USLIBOR +0.620%), 6/10/2022	5,027,841
4,550,000	[1]	Bayer US Finance II LLC, Sr. Unsecd. Note, Series 144A, 3.288%, (3-month USLIBOR +1.010%), 12/15/2023	4,603,481
3,430,000		Eli Lilly & Co., Sr. Unsecd. Note, 2.35%, 5/15/2022	3,345,536
1,400,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 1.85%, 9/20/2019	1,384,330
2,500,000	[1]	Johnson & Johnson, Sr. Unsecd. Note, 2.570%, (3-month USLIBOR +0.270%), 3/1/2019	2,504,452
2,940,000		Teva Pharmaceutical Finance Netherlands III BV, Sr. Unsecd. Note, 1.70%, 7/19/2019	2,884,724
		TOTAL	19,750,364
		Consumer Non-Cyclical - Products—0.1%
690,000		Stanley Black & Decker, Inc., Sub. Note, 1.622%, 11/17/2018	687,910
		Consumer Non-Cyclical - Supermarkets—0.1%
1,500,000		Kroger Co., Sr. Unsecd. Note, 2.00%, 1/15/2019	1,493,984
		Energy - Integrated—1.2%
4,000,000	[1]	BP Capital Markets PLC, Floating Rate Note - Sr. Note, 2.969%, (3-month USLIBOR +0.630%), 9/26/2018	4,004,412
5,000,000	[1]	Chevron Corp., Sr. Unsecd. Note, 3.28%, (3-month USLIBOR +0.950%), 5/16/2021	5,110,527
2,220,000		Exxon Mobil Corp., Sr. Unsecd. Note, 2.222%, 3/1/2021	2,181,871
2,855,000		Shell International Finance B.V., Sr. Unsecd. Note, 1.875%, 5/10/2021	2,772,323
		TOTAL	14,069,133
		Energy - Midstream—0.5%
6,000,000	[1]	Kinder Morgan, Inc., Sr. Unsecd. Note, 3.619%, (3-month USLIBOR +1.280%), 1/15/2023	6,129,225
		Financial Institution - Banking—10.9%
2,000,000		Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	1,989,306
5,000,000	[1]	Aust & NZ Banking Group, Unsecd. Note, Series 144A, 2.781%, (3-month USLIBOR +0.460%), 5/17/2021	5,005,470
9,000,000	[1]	BB&T Corp., Sr. Unsecd. Note, Series MTN, 3.003%, (3-month USLIBOR +0.660%), 2/1/2019	9,020,128
1,500,000	[1]	Bank of America Corp., Floating Rate Note - Sr. Note, 3.379%, (3-month USLIBOR +1.040%), 1/15/2019	1,506,897
4,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, 3.342%, (3-month USLIBOR +1.000%), 4/24/2023	4,052,278
2,000,000	[1]	Bank of America Corp., Sr. Unsecd. Note, Series FRN, 2.727%, (3-month USLIBOR +0.380%), 1/23/2022	1,994,513
3,000,000	[1]	Bank of America N.A., Sr. Unsecd. Note, Series BKNT, 3.079%, (3-month USLIBOR +0.760%), 12/7/2018	3,008,440
4,000,000		Bank of New York Mellon Corp., Sr. Unsecd. Note, Series MTN, 2.30%, 9/11/2019	3,977,751
2,000,000		Capital One Financial Corp., Sr. Unsecd. Note, 3.45%, 4/30/2021	1,996,324
3,000,000		Capital One NA, Sr. Unsecd. Note, 2.35%, 1/31/2020	2,963,345
3,000,000	[1]	Citibank NA, Sr. Unsecd. Note, Series BKNT, 2.705%, (3-month USLIBOR +0.350%), 2/12/2021	2,999,112
4,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.179%, (3-month USLIBOR +0.860%), 12/7/2018	4,012,401
1,000,000	[1]	Citigroup, Inc., Sr. Unsecd. Note, 3.249%, (3-month USLIBOR +0.930%), 6/7/2019	1,006,874
2,830,000	[1]	Citizens Bank NA, Sr. Unsecd. Note, 2.861%, (3-month USLIBOR +0.540%), 3/2/2020	2,839,916
4,170,000	[1]	Compass Bank, Birmingham, Sr. Unsecd. Note, 3.057%, (3-month USLIBOR +0.730%), 6/11/2021	4,172,341

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$2,780,000	[1]	Fifth Third Bank, Sr. Unsecd. Note, 2.927%, (3-month USLIBOR +0.590%), 9/27/2019	$2,787,967
2,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.08%, (3-month USLIBOR +0.750%), 2/23/2023	2,002,505
5,000,000	[1]	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.122%, (3-month USLIBOR +0.780%), 10/31/2022	5,013,268
10,000,000	[1]	HSBC Holdings PLC, Sr. Unsecd. Note, 3.326%, (3-month USLIBOR +1.000%), 5/18/2024	10,018,436
3,000,000	[1]	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.877%, (3-month USLIBOR +0.550%), 3/9/2021	3,010,877
4,000,000	[1]	JPMorgan Chase Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.633%, (3-month USLIBOR +0.290%), 2/1/2021	3,999,448
3,000,000	[1]	Manufacturers & Traders Trust Co., Sr. Unsecd. Note, Series BKNT, 2.936%, (3-month USLIBOR +0.610%), 5/18/2022	3,013,425
1,500,000	[1]	Manufacturers & Traders Trust Co., Sub. Note, Series BKNT, 2.940%, (3-month USLIBOR +0.640%), 12/1/2021	1,499,110
2,000,000	[1]	Morgan Stanley, Floating Rate Note - Sr. Note, 3.192%, (3-month USLIBOR +0.850%), 1/24/2019	2,006,888
700,000	[1]	Morgan Stanley, Sr. Unsecd. Note, 3.477%, (3-month USLIBOR +1.140%), 1/27/2020	708,839
5,000,000	[1]	Morgan Stanley, Sr. Unsecd. Note, Series GMTN, 2.903%, (3-month USLIBOR +0.550%), 2/10/2021	5,010,115
750,000		PNC Bank National Association, Sec. Fac. Bond, Series BKNT, 2.00%, 5/19/2020	735,029
3,000,000		PNC Bank National Association, Sr. Unsecd. Note, 2.50%, 1/22/2021	2,944,671
4,000,000	[1]	Royal Bank of Canada, Sr. Unsecd. Note, Series GMTN, 3.073%, (3-month USLIBOR +0.730%), 2/1/2022	4,045,754
2,180,000		State Street Corp., Sr. Unsecd. Note, 1.95%, 5/19/2021	2,111,826
2,935,000		SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.25%, 1/31/2020	2,899,667
3,000,000	[1]	SunTrust Bank, Sr. Unsecd. Note, Series BKNT, 2.944%, (3-month USLIBOR +0.590%), 8/2/2022	3,001,840
6,000,000	[1]	Toronto Dominion Bank, Sr. Unsecd. Note, Series MTN, 2.751%, (3-month USLIBOR +0.430%), 6/11/2021	6,013,520
9,000,000	[1]	U.S. Bank N.A., Cincinnati, Sr. Unsecd. Note, Series BKNT, 2.62%, (3-month USLIBOR +0.290%), 5/21/2021	9,007,217
2,000,000	[1]	U.S. Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.819%, (3-month USLIBOR +0.480%), 10/28/2019	2,008,672
3,000,000		Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.60%, 1/15/2021	2,951,055
3,000,000	[1]	Wells Fargo Bank, N.A., Sr. Unsecd. Note, Series BKNT, 2.649%, (3-month USLIBOR +0.310%), 1/15/2021	2,999,389
		TOTAL	128,334,614
		Financial Institution - Broker/Asset Mgr/Exchange—0.2%
2,000,000		TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	1,999,309
		Financial Institution - Insurance - Life—1.3%
2,000,000		MET Life Global Funding I, Series 144A, 1.75%, 9/19/2019	1,973,081
2,000,000		Mass Mutual Global Funding II, Sec. Fac. Bond, Series 144A, 1.95%, 9/22/2020	1,945,619
3,000,000		New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.00%, 4/9/2020	2,942,727
3,000,000	[1]	New York Life Global Funding, Sec. Fac. Bond, Series 144A, 2.847%, (3-month USLIBOR +0.520%), 6/10/2022	3,018,346
6,000,000	[1]	Prudential Financial, Inc., Floating Rate Note - Sr. Note, Series MTN, 3.123%, (3-month USLIBOR +0.780%), 8/15/2018	6,001,882
		TOTAL	15,881,655
		Financial Institution - Insurance - P&C—0.1%
1,000,000	[1]	HSB Group, Inc., Company Guarantee, Series B, 3.249%, (3-month USLIBOR +0.910%), 7/15/2027	891,411
		Other—0.0%
248,684	[1,2]	Carlyle Global Market Strategies, 4.336%, (3-month USLIBOR +2.000%), 7/15/2019	248,684
		Technology—3.1%
7,000,000	[1]	Apple, Inc., Floating Rate Note - Sr. Note, 2.663%, (3-month USLIBOR +0.300%), 5/6/2019	7,017,475
5,000,000		Automatic Data Processing, Inc., 2.25%, 9/15/2020	4,935,790
6,650,000	[1]	Cisco Systems, Inc., Floating Rate Note - Sr. Note, 2.800%, (3-month USLIBOR +0.500%), 3/1/2019	6,674,187
3,590,000		Diamond 1 Finance Corp./Diamond 2 Finance Corp., Sr. Secd. Note, Series 144A, 3.48%, 6/1/2019	3,602,467
4,545,000	[1]	Equifax, Inc., Sr. Unsecd. Note, Series FRN, 3.20%, (3-month USLIBOR +0.870%), 8/15/2021	4,576,877
1,500,000		Keysight Technologies, Inc., 3.30%, 10/30/2019	1,494,568
3,350,000		Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	3,316,401
5,000,000	[1]	Oracle Corp., Floating Rate Note - Sr. Note, 2.919%, (3-month USLIBOR +0.580%), 1/15/2019	5,013,638
		TOTAL	36,631,403
		Transportation - Railroads—0.1%
1,300,000		Union Pacific Corp., Sr. Unsecd. Note, 1.80%, 2/1/2020	1,277,059

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Transportation - Services—0.4%
$3,000,000		Penske Truck Leasing Co. LP & PTL Finance Corp., Sr. Unsecd. Note, Series 144A, 2.70%, 3/14/2023	$2,840,133
1,925,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 3.50%, 6/1/2021	1,929,524
		TOTAL	4,769,657
		Utility - Electric—2.2%
1,500,000		AEP Texas, Inc., Sr. Unsecd. Note, Series WI, 2.40%, 10/1/2022	1,436,831
3,000,000		American Electric Power Co., Inc., Sr. Unsecd. Note, 2.15%, 11/13/2020	2,926,388
1,500,000		Berkshire Hathaway Energy Co., 2.40%, 2/1/2020	1,487,046
2,000,000		Consolidated Edison Co., Sr. Unsecd. Note, Series A, 2.00%, 3/15/2020	1,965,237
5,000,000	[1]	Consolidated Edison Co., Sr. Unsecd. Note, Series C, 2.739%, (3-month USLIBOR +0.400%), 6/25/2021	5,014,423
1,162,500		Duke Energy Florida LLC, Sr. Unsecd. Note, 2.10%, 12/15/2019	1,156,804
3,000,000		Exelon Corp., Jr. Sub. Note, 3.497%, 6/1/2022	2,971,677
525,000	[1]	Mississippi Power Co., Sr. Unsecd. Note, 2.987%, (3-month USLIBOR +0.650%), 3/27/2020	525,112
710,000		National Rural Utilities Cooperative Finance Corp., 1.65%, 2/8/2019	707,157
2,100,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 1.50%, 11/1/2019	2,065,805
1,900,000		National Rural Utilities Cooperative Finance Corp., Sr. Unsecd. Note, Series MTN, 2.90%, 3/15/2021	1,887,487
2,190,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.30%, 4/1/2019	2,183,198
1,850,000		Public Service Enterprises Group, Inc., Sr. Unsecd. Note, 1.60%, 11/15/2019	1,816,325
		TOTAL	26,143,490
		Utility - Natural Gas—0.6%
2,890,000	[1]	Sempra Energy, Sr. Unsecd. Note, 2.839%, (3-month USLIBOR +0.500%), 1/15/2021	2,891,699
4,000,000	[1]	TransCanada PipeLines Ltd., Sr. Unsecd. Note, 2.618%, (3-month USLIBOR +0.275%), 11/15/2019	4,006,407
		TOTAL	6,898,106
		TOTAL CORPORATE BONDS (IDENTIFIED COST $410,446,334)	409,110,173
		MORTGAGE-BACKED SECURITIES—0.0%
		Federal Home Loan Mortgage Corporation—0.0%
17		Federal Home Loan Mortgage Corp., Pool A01858, 8.50%, 7/1/2021	18
3,801		Federal Home Loan Mortgage Corp., Pool C90493, 6.50%, 11/1/2021	3,960
1,113		Federal Home Loan Mortgage Corp., Pool E01538, 5.00%, 12/1/2018	1,115
		TOTAL	5,093
		Federal National Mortgage Association—0.0%
43,917		Federal National Mortgage Association, Pool 728568, 6.50%, 10/1/2033	49,055
		Government National Mortgage Association—0.0%
12,587		Government National Mortgage Association, Pool 354754, 7.50%, 2/15/2024	13,558
5,323		Government National Mortgage Association, Pool 423843, 8.50%, 8/15/2026	5,998
		TOTAL	19,556
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $69,583)	73,704
		MUNICIPAL BOND—0.1%
		Municipal Services—0.1%
1,225,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Revenue Refunding Bonds (Series 2013B), 1.758%, 12/15/2018 (IDENTIFIED COST $1,223,593)	1,220,112
		FOREIGN GOVERNMENT/AGENCY—0.2%
		Sovereign—0.2%
3,000,000		Corp Andina De Fomento, Sr. Unsecd. Note, 2.125%, 9/27/2021 (IDENTIFIED COST $2,996,352)	2,882,220

Principal Amount or Shares			Value
		U.S. TREASURY—7.8%
		U.S. Treasury Notes—7.8%
$10,000,000	[4]	United States Treasury Note, 1.625%, 6/30/2020	$9,805,803
7,000,000		United States Treasury Note, 1.875%, 6/30/2020	6,897,043
75,000,000		United States Treasury Note, 2.625%, 5/15/2021	74,712,053
		TOTAL U.S. TREASURY (IDENTIFIED COST $91,896,871)	91,414,899
		INVESTMENT COMPANIES—11.3%
4,644,684		Federated Bank Loan Core Fund	46,725,516
46,551,846		Federated Institutional Prime Value Obligations Fund, Institutional Shares, 2.08%[5]	46,561,157
3,179,315		Federated Mortgage Core Portfolio	30,330,664
790,401		Federated Project and Trade Finance Core Fund	7,192,652
324,075		High Yield Bond Portfolio	2,022,225
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $135,855,639)	132,832,214
		TOTAL INVESTMENT IN SECURITIES—100.9% (IDENTIFIED COST $1,197,305,740)	1,188,724,328
		OTHER ASSETS AND LIABILITIES - NET—(0.9)%[6]	(11,049,303)
		TOTAL NET ASSETS—100%	$1,177,675,025
At July 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
[7]United States Treasury Note 5-Year Long Futures	125	$14,140,625	September 2018	$6,544
The average notional value of long futures contracts held by the Fund throughout the period was $14,191,895. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Unrealized Appreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended July 31, 2018, were as follows:
Affiliates	Balance of Shares Held 4/30/2018	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 7/31/2018	Value	Change in Unrealized Appreciation/ Depreciation	Net Realized Gain/(Loss)	Dividend Income
Federated Bank Loan Core Fund	4,579,140	65,544	—	4,644,684	$46,725,516	$(228,523)	$—	$658,360
Federated Institutional Prime Value Obligations Fund, Institutional Shares	33,501,761	290,754,912	(277,704,827)	46,551,846	$46,561,157	$2,915	$6,390	$274,783
Federated Mortgage Core Portfolio	3,154,187	25,128	—	3,179,315	$30,330,664	$(32,206)	$—	$240,312
Federated Project and Trade Finance Core Fund	781,140	9,261	—	790,401	$7,192,652	$31,397	$—	$84,077
High Yield Bond Portfolio	319,034	5,041	—	324,075	$2,022,225	$115	$—	$32,151
TOTAL OF AFFILIATED TRANSACTIONS	42,335,262	290,859,886	(277,704,827)	55,490,321	$132,832,214	$(226,302)	$6,390	$1,289,683
1	Floating/adjustable note with current rate and current maturity or next reset date shown. Adjustable rate mortgage security coupons are based on the weighted average note rates of the underlying mortgages less the guarantee and servicing fees. These securities do not indicate an index and spread in their description above.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At July 31, 2018, these restricted securities amounted to $3,546, which represented 0.0% of total net assets.

Additional information on restricted securities held at July 31, 2018, is as follows:
Security	Acquisition Date	Cost	Market Value
Greenwich Capital Acceptance 1991-4, Class B1A, 6.589%, 7/1/2019	1/7/1993	$3,569	$3,546
4	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
5	7-day net yield.
6	Assets, other than investments in securities, less liabilities.
7	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2018.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Event Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of July 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Adjustable Rate Mortgages	$—	$1,932,099	$—	$1,932,099
Asset-Backed Securities	—	450,466,919	26,998	450,493,917
Collateralized Mortgage Obligations	—	98,761,444	3,546	98,764,990
Corporate Bonds	—	408,861,489	248,684	409,110,173
Mortgage-Backed Securities	—	73,704	—	73,704
Municipal Bond	—	1,220,112	—	1,220,112
Foreign Government/Agency	—	2,882,220	—	2,882,220
U.S. Treasury	—	91,414,899	—	91,414,899
Investment Companies[1]	46,561,157		—	132,832,214
TOTAL SECURITIES	$46,561,157	$1,055,612,886	$279,228	$1,188,724,328
Other Financial Instruments[2]
Assets	$6,544	$—	$—	$6,544
Liabiliies	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$6,544	$—	$—	$6,544
1	As permitted by U.S. generally accepted accounting principles, Investment Companies valued at $86,271,057 are measured at fair value using the NAV per share practical expedient and have not been categorized in the chart above but are included in the Total column. The price of shares redeemed in Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio and High Yield Bond Portfolio is the next determined NAV after receipt of a shareholder redemption request. The price of shares redeemed of Federated Project and Trade Finance Core Fund may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments are futures contracts.
The following acronyms are used throughout this portfolio:
ARM	—Adjustable Rate Mortgage
BKNT	—Bank Notes
CMT	—Constant Maturity Treasury
FDIC	—Federal Deposit Insurance Corporation
FHLMC	—Federal Home Loan Mortgage Corporation
FNMA	—Federal National Mortgage Association
GMTN	—Global Medium Term Note
GNMA	—Government National Mortgage Association
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
REMIC	—Real Estate Mortgage Investment Conduit
12

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Income Securities Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 24, 2018